UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-6001

                     Oppenheimer Global Opportunities Fund
                     -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                     Date of fiscal year end: September 30
                                              ------------
                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES             VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS--81.6%
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.8%
--------------------------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Bayerische Motoren Werke AG                                              200,000    $    9,128,724
--------------------------------------------------------------------------------------------------
Porsche AG, Preferred                                                     10,000         7,494,899
                                                                                    --------------
                                                                                        16,623,623
--------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
Accor SA                                                                 200,000         9,341,818
--------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc. (The) 1                                         399,000        13,857,270
--------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                        300,000        17,694,000
                                                                                    --------------
                                                                                        40,893,088
--------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
Amazon.com, Inc. 1                                                       100,000         3,308,000
--------------------------------------------------------------------------------------------------
MEDIA--0.7%
Toei Animation Co. Ltd.                                                  200,000         8,668,507
--------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                         400,000        15,892,000
                                                                                    --------------
                                                                                        24,560,507
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.2%
Hennes & Mauritz AB, B Shares                                          1,300,000        45,763,808
--------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA 1                                        1,000,000        25,752,112
                                                                                    --------------
                                                                                        71,515,920
--------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Luxottica Group SpA                                                    1,502,121        31,138,917

CONSUMER STAPLES--6.2%
--------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
Ito En Ltd.                                                              600,000        30,781,715
--------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.4%
FamilyMart Co.                                                           500,000        14,335,948
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.6%
Ajinomoto Co., Inc.                                                    1,500,000        16,626,918
--------------------------------------------------------------------------------------------------
Nestle SA                                                                220,000        56,309,013
--------------------------------------------------------------------------------------------------
Thorntons plc 2                                                        4,300,000        10,978,625
                                                                                    --------------
                                                                                        83,914,556
--------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Kao Corp.                                                              1,000,000        23,577,676
--------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.5%
L'Oreal SA                                                               300,000        21,546,821
--------------------------------------------------------------------------------------------------
Shiseido Co. Ltd.                                                      2,000,000        25,245,695
                                                                                    --------------
                                                                                        46,792,516

ENERGY--1.2%
--------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.2%
ABB Ltd. 1                                                             6,000,000        39,096,164

FINANCIALS--8.8%
--------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.9%
Banco Comercial Portugues SA                                          12,000,000        30,786,359
--------------------------------------------------------------------------------------------------
Nordbanken Holding AB                                                  3,500,000        31,810,647
--------------------------------------------------------------------------------------------------
Sumitomo Trust & Banking Co. Ltd. (The)                                5,000,000        30,300,264
                                                                                    --------------
                                                                                        92,897,270


1               |               Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES             VALUE
--------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.1%
Mediobanca SpA                                                         2,003,300    $   37,419,883
--------------------------------------------------------------------------------------------------
INSURANCE--3.4%
Assicurazioni Generali SpA                                             1,000,000        31,222,015
--------------------------------------------------------------------------------------------------
Aviva plc                                                              2,036,886        22,614,026
--------------------------------------------------------------------------------------------------
Chubb Corp.                                                              200,000        17,122,000
--------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                               300,000        19,698,000
--------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                    1,000,000        18,320,000
                                                                                    --------------
                                                                                       108,976,041
--------------------------------------------------------------------------------------------------
REAL ESTATE--1.4%
Mitsubishi Estate Co. Ltd.                                             3,000,000        32,828,915
--------------------------------------------------------------------------------------------------
Solidere, GDR 1,3                                                      1,000,000        14,000,000
                                                                                    --------------
                                                                                        46,828,915

HEALTH CARE--26.1%
--------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--8.0%
Affymetrix, Inc. 1                                                       300,000        16,179,000
--------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc. 1                                        1,000,000        23,040,000
--------------------------------------------------------------------------------------------------
Chiron Corp. 1                                                         1,000,000        34,890,000
--------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                1,000,000        43,990,000
--------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                                          2,000,000        23,160,000
--------------------------------------------------------------------------------------------------
Invitrogen Corp. 1                                                       200,000        16,658,000
--------------------------------------------------------------------------------------------------
Neurogen Corp. 1                                                       1,502,900        10,249,778
--------------------------------------------------------------------------------------------------
Q-Med AB                                                                 999,975        22,657,319
--------------------------------------------------------------------------------------------------
Telik, Inc. 1                                                          2,000,000        32,520,000
--------------------------------------------------------------------------------------------------
Wyeth                                                                    800,000        35,600,000
                                                                                    --------------
                                                                                       258,944,097
--------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.1%
Analogic Corp. 2                                                         700,000        35,224,000
--------------------------------------------------------------------------------------------------
bioMerieux                                                               647,900        29,794,274
--------------------------------------------------------------------------------------------------
Carl Zeiss Meditec AG 1                                                  500,000         9,529,976
--------------------------------------------------------------------------------------------------
Elekta AB, B Shares                                                      600,000        24,885,270
--------------------------------------------------------------------------------------------------
GN Store Nord AS                                                       3,000,000        33,984,879
                                                                                    --------------
                                                                                       133,418,399
--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
Nicox SA 1,2                                                           5,077,849        23,509,469
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS--13.3%
Merck & Co., Inc.                                                      2,000,000        61,600,000
--------------------------------------------------------------------------------------------------
Nektar Therapeutics 1,2                                               12,000,000       202,080,000
--------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                           1,500,000        41,370,000
--------------------------------------------------------------------------------------------------
Roche Holdings AG                                                        300,000        37,832,837
--------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                        400,000        32,747,596
--------------------------------------------------------------------------------------------------
UCB SA                                                                   700,000        34,045,308
--------------------------------------------------------------------------------------------------
Vicuron Pharmaceuticals, Inc. 1                                          700,000        19,530,000
                                                                                    --------------
                                                                                       429,205,741

INDUSTRIALS--7.9%
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
Bombardier, Inc., Cl. B                                               10,000,000        21,302,644


2               |               Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES             VALUE
--------------------------------------------------------------------------------------------------
AIRLINES--1.7%
easyJet plc 1,4                                                        6,000,000    $   26,189,823
--------------------------------------------------------------------------------------------------
JetBlue Airways Corp.                                                  1,500,000        30,660,000
                                                                                    --------------
                                                                                        56,849,823
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
Secom Co. Ltd.                                                           800,000        34,270,164
--------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.8%
JGC Corp.                                                              2,000,000        24,500,372
--------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Schneider Electric SA                                                    200,000        15,032,542
--------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
Siemens AG                                                               600,000        43,662,153
--------------------------------------------------------------------------------------------------
MACHINERY--1.4%
Danaher Corp.                                                            400,000        20,936,000
--------------------------------------------------------------------------------------------------
Dover Corp.                                                              400,000        14,552,000
--------------------------------------------------------------------------------------------------
IWKA AG                                                                  500,000        11,653,779
                                                                                    --------------
                                                                                        47,141,779
--------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Union Pacific Corp.                                                      200,000        12,960,000

INFORMATION TECHNOLOGY--18.4%
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
Cisco Systems, Inc. 1                                                  1,000,000        19,110,000
--------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                              1,000,000         3,194,692
                                                                                    --------------
                                                                                        22,304,692
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.7%
Electrocomponents plc                                                 10,000,000        42,903,266
--------------------------------------------------------------------------------------------------
Shimadzu Corp.                                                         2,000,000        12,539,670
                                                                                    --------------
                                                                                        55,442,936
--------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
VeriSign, Inc. 1                                                         400,000        11,504,000
--------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Canon, Inc.                                                              300,000        15,713,786
--------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--13.0%
Advanced Micro Devices, Inc. 1                                        17,468,800       302,908,992
--------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                           1,000,000        25,470,000
--------------------------------------------------------------------------------------------------
Intel Corp.                                                            1,000,000        26,060,000
--------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                  500,000        18,345,000
--------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                          500,000        19,105,000
--------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                1,000,000        28,070,000
                                                                                    --------------
                                                                                       419,958,992
--------------------------------------------------------------------------------------------------
SOFTWARE--2.2%
Autonomy Corp. plc 1                                                   3,002,346        12,450,868
--------------------------------------------------------------------------------------------------
Borland Software Corp. 1                                               1,631,200        11,190,032
--------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                        200,000        20,833,855
--------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                        2,000,000        26,200,000
                                                                                    --------------
                                                                                        70,674,755


3               |               Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES             VALUE
MATERIALS--6.0%
--------------------------------------------------------------------------------------------------
CHEMICALS--5.0%
Agrium, Inc.                                                             500,000    $    9,805,000
--------------------------------------------------------------------------------------------------
Bayer AG                                                               1,000,000        33,295,313
--------------------------------------------------------------------------------------------------
Ciba Specialty Chemicals AG                                              200,000        11,613,212
--------------------------------------------------------------------------------------------------
Clariant AG 1                                                          1,000,002        13,234,046
--------------------------------------------------------------------------------------------------
Imperial Chemical Industries plc                                       4,000,000        18,144,375
--------------------------------------------------------------------------------------------------
Kuraray Co. Ltd.                                                       2,000,000        18,884,227
--------------------------------------------------------------------------------------------------
Novozymes AS, B Shares                                                   800,000        39,628,724
--------------------------------------------------------------------------------------------------
Symyx Technologies, Inc. 1                                               600,000        16,788,000
                                                                                    --------------
                                                                                       161,392,897
--------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.6%
Lafarge SA                                                               200,000        18,149,289
--------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
Holmen AB, B Shares                                                      500,000        13,505,124

UTILITIES--1.2%
--------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
Iberdrola SA                                                           1,500,000        39,442,038
                                                                                    --------------
Total Common Stocks (Cost $2,399,301,823)                                            2,641,546,431

                                                                       PRINCIPAL
                                                                          AMOUNT
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--16.3%
--------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                     $100,000,000       118,031,300
6.125%, 8/15/29                                                      100,000,000       127,714,900
STRIPS, 1.89%, 11/15/26 5                                            250,000,000        99,033,750
STRIPS, 4.72%, 11/15/27 5                                            250,000,000        95,250,750
STRIPS, 4.75%, 5/15/30 5                                             250,000,000        86,772,500
                                                                                    --------------
Total U.S. Government Obligations (Cost $491,187,134)                                  526,803,200

--------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.0%
--------------------------------------------------------------------------------------------------
Undivided interest of 6.15% in joint repurchase agreement
(Principal Amount/Value $1,064,446,000, with a maturity value of
$1,064,540,617) with UBS Warburg LLC, 3.20%, dated 6/30/05, to be repurchased at $65,492,821 on 7/1/05, collateralized by Federal
Home Loan Mortgage Corp., 5.50%, 2/1/35, with a value of
$1,087,273,837 (Cost $65,487,000)                                     65,487,000        65,487,000
--------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,955,975,957)                           99.9%    3,233,836,631
--------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                              0.1         3,523,497

                                                                    ------------------------------
Net Assets                                                                 100.0%   $3,237,360,128
                                                                    ==============================

Footnotes to Statement of Investments

1. Non-income producing security.


4               |               Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2005 amounts to $271,792,094. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES             GROSS             GROSS            SHARES
                                                      SEPTEMBER 30, 2004         ADDITIONS        REDUCTIONS     JUNE 30, 2005
-------------------------------------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.*                                 2,800,000                --         1,800,000         1,000,000
Analogic Corp.                                                   700,000                --                --           700,000
Autonomy Corp. plc*                                           10,002,346                --         7,000,000         3,002,346
Brillian Corp.                                                 1,376,475                --         1,376,475                --
Nektar Therapeutics                                           12,000,000                --                --        12,000,000
Neurogen Corp.*                                                2,000,000                --           497,100         1,502,900
Neurogen Corp.                                                   200,000                --           200,000                --
Nicox SA                                                       5,077,849                --                --         5,077,849
Sirius Satellite Radio, Inc.                                  66,116,475                --        66,116,475                --
Sirius Satellite Radio, Inc. Wts., Exp. 5/15/09                   18,000                --            18,000                --
Thorntons plc                                                  4,300,000                --                --         4,300,000
Three-Five Systems, Inc.                                       4,139,500                --         4,139,500                --
Toyo Communication Equipment Co. Ltd.                          4,000,000                --         4,000,000                --
Transmeta Corp.                                               17,000,000                --        17,000,000                --

                                                                                                    DIVIDEND          REALIZED
                                                                                     VALUE            INCOME       GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.*                                                $         --*         $     --     $ (16,298,101)
Analogic Corp.                                                                  35,224,000           224,000                --
Autonomy Corp. plc*                                                                     --*               --       (10,940,805)
Brillian Corp.                                                                          --                --       (41,747,279)
Nektar Therapeutics                                                            202,080,000                --                --
Neurogen Corp.*                                                                         --*               --        (4,110,538)
Neurogen Corp.                                                                          --                --        (3,008,870)
Nicox SA                                                                        23,509,469                --                --
Sirius Satellite Radio, Inc.                                                            --                --       375,445,990
Sirius Satellite Radio, Inc. Wts., Exp. 5/15/09                                         --                --          (879,787)
Thorntons plc                                                                   10,978,625           558,447                --
Three-Five Systems, Inc.                                                                --                --      (132,029,399)
Toyo Communication Equipment Co. Ltd.                                                   --                --       (42,902,362)
Transmeta Corp.                                                                         --                --       (32,615,121)
                                                                              -------------------------------------------------
                                                                              $271,792,094         $ 782,447     $  90,913,728
                                                                              =================================================

* No longer an affiliate as of June 30, 2005.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $14,000,000 or 0.43% of the Fund's net assets as of June 30, 2005.

4. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statement of Investments.

5. Zero coupon bond reflects effective yield on the date of purchase.


5               |               Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                          VALUE       PERCENT
--------------------------------------------------------------------------------
United States                                       $1,878,131,272         58.1%
Japan                                                  309,107,712          9.6
Switzerland                                            158,085,272          4.9
France                                                 150,121,809          4.6
Sweden                                                 141,816,860          4.4
United Kingdom                                         133,280,983          4.1
Germany                                                114,764,844          3.5
Italy                                                   99,780,815          3.1
Denmark                                                 73,613,603          2.3
Spain                                                   65,194,150          2.0
Belgium                                                 34,045,308          1.1
Canada                                                  31,107,644          1.0
Portugal                                                30,786,359          0.9
Lebanon                                                 14,000,000          0.4
                                                    ----------------------------
Total                                               $3,233,836,631        100.0%
                                                    ============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $2,957,104,125
                                                      ===============

Gross unrealized appreciation                         $  406,227,490
Gross unrealized depreciation                           (129,494,984)
                                                      ---------------
Net unrealized appreciation                           $  276,732,506
                                                      ===============

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized


6               |               Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of theamounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the changein unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                   EXPIRATION   CONTRACT AMOUNT        VALUATION AS OF          UNREALIZED
CONTRACT DESCRIPTION                    DATES            (000S)          JUNE 30, 2005        APPRECIATION
----------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL

British  Pound Sterling (GBP)         12/1/05            53,000GBP        $ 94,597,475        $  1,385,525



7               |               Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------


Danish Krone (DKK)                   12/22/05           307,125DKK          50,261,530             108,300
Euro (EUR)                           11/16/05           286,000EUR         348,215,096          17,567,464
Swedish Krona (SEK)                  12/13/05           663,340SEK          85,751,203           3,168,368
Swiss Franc (CHF)                    12/22/05           127,200CHF         100,696,311             618,713
                                                                                              ------------
Total unrealized appreciation                                                                 $ 22,848,370
                                                                                              ============


8               |               Oppenheimer Global Opportunities Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date: August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date:  August 10, 2005

By:  /s/Brian W. Wixted
     -----------------------
        Brian W. Wixted
        Principal Financial Officer

Date:  August 10, 2005